Other operating expenses	12 Months Ended
Dec. 31, 2023
Other operating expenses [Abstract]
Other operating expenses	26 Other operating expenses

Other operating expenses
in EUR million	2023	2022	2021
Regulatory costs	1,042	1,250	1,265
Audit and non-audit services	36	31	34
IT related expenses	948	818	781
Advertising and public relations	369	331	305
External advisory fees	299	310	301
Office expenses	289	273	281
Travel and accommodation expenses	125	91	52
Contributions and subscriptions	122	109	112
Postal charges	36	31	38
Depreciation of property and equipment	461	485	573
Amortisation of intangible assets	213	226	261
(Reversals of) impairments of property and equipment	32	19	26
(Reversals of) impairments of intangible assets	6	60	95
Addition to / (unused amounts reversed of) provision for reorganisations	173	170	214
Addition to / (unused amounts reversed of) other provisions	70	117	254
Other	617	726	658
	4,839	5,047	5,251
Reference is made to Note 9 'Property and equipment' for (reversals of) impairments of property and equipment and Note 10 'Intangible assets' for (reversals of) impairments of intangible assets.
For further information on addition to (unused amounts reversed of) provision for reorganisations refer to
Note 15 'Provisions' and for further information on addition to (unused amounts reversed of) other provisions refer to Note 15 'Provisions' and Note 42 'Legal proceedings'.
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), the Single Resolution
Fund (SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2023, are contributions to DGS of EUR 320 million (2022: EUR 425 million; 2021: EUR 435 million) mainly related to the
Netherlands, Germany, Belgium and Poland and contributions to the SRF and local resolution funds of EUR
251 million (2022: EUR 354 million; 2021: EUR 308 million). In 2023 local bank taxes increased by EUR 1 million from EUR 470 million in 2022 to EUR 472 million (2021: EUR 522 million).
In 2022, ING Bank Slaski, together with seven other Polish banks, established an Institutional Protection
Scheme (IPS). The fund can be used to ensure the liquidity and solvency of each of its participants, and to assist in the resolution of participating and non-participating banks. The contribution by ING amounts to EUR nil for 2023 (2022: EUR 99 million and is recognized as regulatory costs (DGS).